Organization and Basis of Presentation (Details) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Convertible notes (net of discount)	$ 6,197,133	$ 6,415,371	$ 3,112,943
Derivative liability	104,446	188,128
Level 1 [Member] | Fair Value Measurements Using Fair Value Hierarchy [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Convertible notes (net of discount)
Derivative liability
Level 2 [Member] | Fair Value Measurements Using Fair Value Hierarchy [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Convertible notes (net of discount)
Derivative liability
Level 3 [Member] | Fair Value Measurements Using Fair Value Hierarchy [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Convertible notes (net of discount)	6,197,133	6,415,371	3,112,943
Derivative liability	$ 104,446	$ 188,128